CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Angi Inc.	IAC	Redeemable Noncontrolling Interests	Total IAC Shareholders' Equity	Total IAC Shareholders' Equity Angi Inc.	Total IAC Shareholders' Equity IAC	Common Stock Common Stock, $0.0001 par value	Common Stock Class B Common Stock, $0.0001 par value	Additional Paid-in Capital	Additional Paid-in Capital Angi Inc.	Additional Paid-in Capital IAC	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Angi Inc.	Treasury Stock	Treasury Stock IAC	Noncontrolling Interests	Noncontrolling Interests Angi Inc.
Balance at beginning of period at Dec. 31, 2021				$ 18,741
Increase (Decrease) in Temporary Equity [Roll Forward]
Net (loss) earnings				(2,130)
Other comprehensive income (loss), net of income taxes				0
Purchase of noncontrolling interests				(1,179)
Adjustment of noncontrolling interests to redemption amount				24,229
Issuance of Vivian Health preferred shares, net of fees, and the reclassification and creation of noncontrolling interest and subsequent adjustment to liquidation value				(11,782)
Other				(644)
Balance at end of period at Dec. 31, 2022				27,235
Balance at beginning of period at Dec. 31, 2021	$ 7,748,960				$ 7,175,226			$ 8	$ 1	$ 6,265,669			$ 905,151	$ 4,397		$ 0		$ 573,734
Balance at beginning of period (shares) at Dec. 31, 2021								83,922	5,789
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	(1,190,325)				(1,170,170)								(1,170,170)					(20,155)
Other comprehensive income (loss), net of income taxes	(18,776)				(17,541)									(17,541)				(1,235)
Stock-based compensation expense	126,699				70,808					70,808								55,891
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(16,905)	$ (8,627)			(16,905)	$ (12,265)				(16,905)	$ (12,276)				$ 11				$ 3,638
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)								262
Purchase of treasury stock	(85,300)	(8,144)	$ (85,323)			(8,144)	$ (85,323)				(8,144)	$ 0					$ (85,323)
Adjustment of noncontrolling interests to redemption amount	(24,229)				(24,229)					(24,229)
Issuance of Vivian Health preferred shares, net of fees, and the reclassification and creation of noncontrolling interest and subsequent adjustment to liquidation value	54,700				17,818					17,818								36,882
Adjustment to noncontrolling interests resulting from the reorganization of a foreign subsidiary	(255)				7,580					7,580								(7,835)
Other	(5,241)				(5,241)					(5,241)
Balance at end of period at Dec. 31, 2022	6,572,534				5,931,614			$ 8	$ 1	6,295,080			(265,019)	(13,133)		(85,323)		640,920
Balance at end of period (shares) at Dec. 31, 2022								84,184	5,789
Increase (Decrease) in Temporary Equity [Roll Forward]
Net (loss) earnings				(1,175)
Adjustment of noncontrolling interests to redemption amount				7,567
Other				(249)
Balance at end of period at Dec. 31, 2023	33,378			33,378
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	259,492				265,942								265,942					(6,450)
Other comprehensive income (loss), net of income taxes	2,699				2,186									2,186				513
Stock-based compensation expense	121,950				73,562					73,562								48,388
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(9,814)	(6,288)			(9,814)	(5,615)				(9,814)	(5,620)				$ 5				(673)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)								281
Purchase of treasury stock	(165,600)	(11,099)	$ (167,118)			(11,099)	$ (167,118)				(11,099)						$ (167,118)
Adjustment of noncontrolling interests to redemption amount	(7,567)				(7,567)					(7,567)
Issuance of Vivian Health preferred shares, net of fees, and the reclassification and creation of noncontrolling interest and subsequent adjustment to liquidation value	0				5,527					5,527								(5,527)
Other	214				243					243								29
Balance at end of period at Dec. 31, 2023	6,755,003				6,077,861			$ 8	$ 1	6,340,312			923	(10,942)		(252,441)		677,142
Balance at end of period (shares) at Dec. 31, 2023								84,465	5,789
Increase (Decrease) in Temporary Equity [Roll Forward]
Net (loss) earnings				587
Adjustment of noncontrolling interests to redemption amount				(6,970)
Other				(1,580)
Balance at end of period at Dec. 31, 2024	25,415			$ 25,415
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	(533,917)				(539,897)								(539,897)					5,980
Other comprehensive income (loss), net of income taxes	(877)				(465)									(465)				(412)
Stock-based compensation expense	118,364				77,745					77,745								40,619
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(14,845)	(7,353)			(14,845)	4,024				(14,845)	4,013			11					$ (11,377)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)								366
Purchase of treasury stock		$ (28,581)				$ (28,581)					$ (28,581)
Purchase of noncontrolling interests	(16,019)				(11,296)					(11,296)								(4,723)
Adjustment of noncontrolling interests to redemption amount	6,970				6,970					6,970
Issuance of Vivian Health preferred shares, net of fees, and the reclassification and creation of noncontrolling interest and subsequent adjustment to liquidation value	0				6,154					6,154								(6,154)
Other	228				228					228
Balance at end of period at Dec. 31, 2024	$ 6,278,973				$ 5,577,898			$ 8	$ 1	$ 6,380,700			$ (538,974)	$ (11,396)		$ (252,441)		$ 701,075
Balance at end of period (shares) at Dec. 31, 2024								84,831	5,789